Report Of The Directors Financial Review Risk Report - Sensitivity analysis (Details) - Insurance Risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
10% increase in mortality and/or morbidity rates	$ (93)	$ (88)
10% decrease in mortality and/or morbidity rates	98	88
10% increase in lapse rates	(111)	(99)
10% decrease in lapse rates	128	114
10% increase in expense rates	(117)	(106)
10% decrease in expense rates	$ 115	$ 105